[Logo]FORUM
FINANCIAL GROUP            PORTLAND SEATTLE WARSAW   BERMUDA


                                           October 3, 2002


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Ark Funds
         File Nos.  33-53690; 811-7310
         CIK:  0000893658

Ladies and Gentlemen:

         On behalf of ARK Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the forms of Prospectus with respect to Small-Cap Equity Portfolio Class C dated October 1, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the post-effective amendment to the Registration Statement of the Registrant filed on October 1, 2002. The amendment to the Registration Statement was filed electronically by EDGAR, accession number 0001004402-02-000424.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                           Sincerely,

                                           /s/ Patrick J. Keniston

                                           Patrick J. Keniston
                                           Forum Administrative Services, LLC

Enclosure

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